Cover	Jun. 12, 2026
Cover [Abstract]
Entity Registrant Name	Concrete Leveling Systems, Inc.
Entity Central Index Key	0001414382
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 12, 2026
Entity File Number	000-53048
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-0851977
Entity Address Address Line 1	5046 E. Boulevard
Entity Address Address Line 2	NW
Entity Address City Or Town	Canton
Entity Address State Or Province	OH
Entity Address Postal Zip Code	44718
City Area Code	330
Local Phone Number	966-8120
Security 12b Title	Common Stock
Trading Symbol	CLEV
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false